Stockholders’ Equity (Details) - USD ($)																1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 05, 2025	Mar. 31, 2025	Mar. 28, 2025	Feb. 25, 2025	Feb. 21, 2025	Jan. 08, 2025	Jan. 02, 2025	Dec. 27, 2024	Aug. 30, 2024	Aug. 11, 2024	Aug. 08, 2024	Jun. 11, 2024	May 09, 2024	Mar. 31, 2024	Oct. 06, 2023	Jan. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2025	May 14, 2025	Jan. 13, 2025	Oct. 11, 2023
Stockholders’ Equity [Line Items]
Convertible notes with principal amount (in Dollars)																					$ 250,000
Interest payable (in Dollars)																					$ 8,431				$ 8,431
Convertible preferred stock																													100	100
Common stock, shares issued																				796,867	1,189,558				1,189,558		912,492	796,867
Warrant to acquire											2,500																27,289
Exercise price (in Dollars per share)																											$ 0.4
Number of days prior written notice of redemption																									30 days		30 days
Number of trading days																											20 days
Number of trading days period ending																											30 days
Redemption price per share (in Dollars per share)																											$ 18
Warrant issued																											293,938
Shares reserved																					15,000,000				15,000,000		400,000
Bonus shares issuable
Payment for services per month (in Dollars)																		$ 12,500	$ 12,500
Exceeds per share (in Dollars per share)																											$ 76
Total value of liability under consulting agreement (in Dollars)		$ 293,500																				$ 293,500
Commitment amount (in Dollars)																					$ 500,000,000				$ 500,000,000
Common stock, par value (in Dollars per share)																				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized																				1,000,000,000	1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock conversion																	46,250
Conversion of stock description																											the Investor provided the Company a Conversion Notice to convert 350 shares of its Humble Series A Convertible Preferred Stock into 35,000 shares of common stock of Humble (“Humble Common Stock”). Following the Lender’s conversion of 350 shares of Humble Series A Convertible Preferred Stock, the Lender held 625 shares of Humble Series A Convertible Preferred Stock and an aggregate of 62,500 shares of Humble Common Stock.
Issue to second investor shares											25,000
Warrants share											2,500
Aggregate subscription price amount (in Dollars)											$ 1,000,000
Shares awarded								7,500																			100,000
Share issuance value (in Dollars)																					$ 194,998	212,164	$ 159,149	$ 250,000			$ 2,410,441	$ 94,997
Incentive shares value (in Dollars)																											$ 22,810
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					287,500				287,500		287,500
Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire											2,500
Exercise price (in Dollars per share)																					$ 0.4				$ 0.4
Number of shares																					1				1		1
Redemption price per share (in Dollars per share)																					$ 18				$ 18
Warrant issued																					293,938				293,938
Private Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																											6,438
ECD Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																																27,500
Warrant to acquire																																27,289
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire																																396
Management [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					3,750				3,750
Deferred Bonus [Member]
Stockholders’ Equity [Line Items]
Bonus shares issuable		12,500
Payments consulting fees (in Dollars)		$ 30,000
Cash Bonus [Member]
Stockholders’ Equity [Line Items]
Cash bonus issuable (in Dollars)		250,000																				$ 250,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible notes to common stock																					29,079
Shares issued																					50,075	18,400	5,000	625			64,375	62,500
Common stock, shares issued																				796,867	1,163,145				1,163,145			796,867			12,500
Purchase price percentage																									4.99%
Exceeds per share (in Dollars per share)																					$ 156				$ 156		$ 156
Common stock, par value (in Dollars per share)																					$ 0.0001				$ 0.0001
Convertible preferred stock redeemed																						(46,250)					46,250
Share issuance value (in Dollars)																					$ 5	$ 2	$ 1				$ 6	$ 6
General and Administrative Expenses [Member]
Stockholders’ Equity [Line Items]
Equity compensation expense (in Dollars)																											$ 100,000
Advisor consulting agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued					5,900
One-Year Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Payment for services per month (in Dollars)																		$ 14,500	$ 14,500
Original Asset Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued										31,250
Stock Options [Member]
Stockholders’ Equity [Line Items]
Granted option shares																									375
Purchase price percentage																									110.00%		110.00%
Shares purchased																											15,000
Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued													2,500	2,500							1,250			2,500	1,250		50,000
Shares of restricted													2,500	2,500
Exceeds per share (in Dollars per share)																					$ 76				$ 76
Shares awarded																											100,000
Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																											1,250
IPO [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																											1
Warrant to acquire																					1				1
Exercise price (in Dollars per share)																					$ 460				$ 460		$ 460
IPO [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																					460				460		460
December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)															$ 15,819,209
Stock-based compensation expense, price per share (in Dollars per share)																					$ 400				$ 400
December 2023 Convertible Note [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price percentage																									4.99%
Common stock, par value (in Dollars per share)															$ 0.0001
January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)	$ 823,960.33					$ 1,724,100
Tranche 1 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																											$ 12.4
Fair value shares																											1,250
Tranche 2 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																											$ 6
Fair value shares																											1,250
Common Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					39,240				39,240		29,280
Common Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																				$ 27,289
Common Share Warrants [Member] | August 2024 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																	$ 1,992
Common Share Warrants [Member] | January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																$ 9,960
Preferred Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					396				396		396
Preferred Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																				$ 396
Investor Two [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					62,500,000,000				62,500,000,000		125,000,000,000
Investor Two [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					625				625		625
Investor One [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					125,000,000,000				125,000,000,000		62,500,000,000
Investor One [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					625				625		625
Investor [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					250,000,000,000				250,000,000,000		250,000,000,000
Investor [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					625				625		625
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares							2,500
Stock-based compensation expense, price per share (in Dollars per share)							$ 37.6
Stock-based compensation expense, value (in Dollars)							$ 94,000
Second Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares				5,900
Stock-based compensation expense, price per share (in Dollars per share)				$ 35.56
Stock-based compensation expense, value (in Dollars)				$ 212,164
Third Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares			3,750
Stock-based compensation expense, price per share (in Dollars per share)			$ 23.48
Stock-based compensation expense, value (in Dollars)			$ 88,050
Non-Employee Directors [Member]
Stockholders’ Equity [Line Items]
Amount payable under compensation plan (in Dollars)		$ 12,500																			$ 12,500	$ 12,500			$ 12,500
Equity compensation expense (in Dollars)																							$ 37,500
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																					250				250							975
Converted into shares of common stock																					25,000
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																					37				37
Converted into shares of common stock																					163,262
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Converted into shares of common stock																											600,000
Number of trading days																									20 days
Number of trading days period ending																									30 days
Non-Forfeitable Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued																									75,000		2,500
Weighted average grant date fair value per share (in Dollars per share)																										$ 37,500	$ 23.6
Share issuance value (in Dollars)																											$ 59,149
Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																	463
Purchase price percentage																												4.99%
Common stock, par value (in Dollars per share)																											$ 0.0001
Shares outstanding																											912,492
Advisory firm payable (in Dollars)												$ 100,000
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																											$ 0.0001
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars)																																$ 300,000
Series A Convertible Preferred Stock Redeemed [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed									46,250
Series A Convertible Preferred Stock Redeemed [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed									463